Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 30, 2014
Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TORIX
Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TORTX
Tortoise MLP & Pipeline Fund | C Class Shares
Risk/Return:
Trading Symbol	TORCX
Tortoise North American Energy Independence Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TNPTX
Tortoise North American Energy Independence Fund | C Class Shares
Risk/Return:
Trading Symbol	TNPCX
Tortoise North American Energy Independence Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TNPIX
Tortoise Select Opportunity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TOPTX
Tortoise Select Opportunity Fund | C Class Shares
Risk/Return:
Trading Symbol	TOPCX
Tortoise Select Opportunity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TOPIX